Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Cash provided by Operating activities
Net income	$ 60,509	$ 45,203
Add (deduct) items not affecting cash:
Finance costs	1,988	2,073
Depreciation, amortization and depletion	23,224	22,673
Share of loss in associates	1,846	1,276
Dilution gain on investment in associate		(723)
Reclassification of other comprehensive loss upon ownership dilution of investment in associate		(21)
Income tax expense	12,994	8,909
Gain on equity investments designated as FVTPL	(7,732)
Loss on disposal of plant and equipment	293	461
Gain on disposal of mineral rights and properties		(1,477)
Share-based compensation	4,307	2,669
Reclamation expenditures	(150)	(385)
Income taxes paid	(14,347)	(5,012)
Interest paid	(95)	(162)
Changes in non-cash operating working capital	3,075	1,762
Net cash provided by operating activities	85,912	77,246
Mineral rights and properties
Capital expenditures	(35,661)	(27,904)
Acquisition	(7,566)
Proceeds on disposals	295	6,146
Plant and equipment
Additions	(8,972)	(7,400)
Proceeds on disposals	51	10
Reclamation deposits
Paid	(460)	(1,727)
Refund	1,855
Other investments
Acquisition	(12,708)	(7,851)
Proceeds on disposals	19,301	8,454
Investment in associate	(7,131)	(7,030)
Net redemptions (purchases) of short-term investments	9,826	(33,606)
Principal received on lease receivable	196	118
Net cash used in investing activities	(40,974)	(70,790)
Related parties
Payments made	(744)	(1,436)
Repayments received	1,423	2,922
Bank loan
Repayment		(4,369)
Principal payments on lease obligation	(563)	(503)
Non-controlling interests
Contribution	2,500
Distribution	(3,239)	(3,259)
Cash dividends distributed	(4,368)	(4,287)
Proceeds from issuance of common shares	3,538	8,001
Net cash used in financing activities	(1,453)	(2,931)
Effect of exchange rate changes on cash and cash equivalents	9,473	(5,189)
Increase (decrease) in cash and cash equivalents	52,958	(1,664)
Cash and cash equivalents, beginning of the year	65,777	67,441
Cash and cash equivalents, end of the year	$ 118,735	$ 65,777